Intangible Assets and Liabilities - Aggregate Amortizations of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 18,156
2025	17,702
2026	11,182
2027	5,115
2028	4,982
2029 and thereafter	12,372
Total	$ 69,509	$ 78,716